Premises and Equipment (Components of Premises and Equipment) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Property, Plant and Equipment [Line Items]
Total	¥ 2,309,768	¥ 2,081,442
Less accumulated depreciation	1,224,911	1,161,588
Premises and equipment-net	1,084,857	919,854
Land
Property, Plant and Equipment [Line Items]
Total	512,220	406,470
Buildings
Property, Plant and Equipment [Line Items]
Total	848,904	794,868
Equipment and furniture
Property, Plant and Equipment [Line Items]
Total	595,226	561,926
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total	306,522	284,171
Construction in progress
Property, Plant and Equipment [Line Items]
Total	¥ 46,896	¥ 34,007